Segment reporting: (Tables)	12 Months Ended
Mar. 31, 2011
Segment Information

Capital expenditures in the “Corporate” column include certain expenditures related to the buildings for telecommunications purposes and common facilities, which are not allocated to each segment.

	Millions of yen
Year ended March 31, 2009	Mobile phone business	Miscellaneous businesses	Corporate	Consolidated
Operating revenues	¥4,381,254	¥66,726	¥—	¥4,447,980
Operating expenses	3,525,967	91,054	—	3,617,021

Operating income (loss)	¥855,287	¥(24,328)	¥—	¥830,959

Other income (expense)				¥(50,486)

Income before income taxes and equity in net income (losses) of affiliates				¥780,473

Other significant non-cash item:
Point program expense	¥111,062	¥3,663	¥—	¥114,725

Total assets	¥4,960,000	¥139,617	¥1,388,603	¥6,488,220

Depreciation and amortization	¥796,807	¥7,352	¥—	¥804,159

Capital expenditures	¥601,307	¥—	¥136,299	¥737,606

	Millions of yen
Year ended March 31, 2010	Mobile phone business	Miscellaneous businesses	Corporate	Consolidated
Operating revenues	¥4,167,704	¥116,700	¥—	¥4,284,404
Operating expenses	3,322,064	128,095	—	3,450,159

Operating income (loss)	¥845,640	¥(11,395)	¥—	¥834,245

Other income (expense)				¥1,912

Income before income taxes and equity in net income (losses) of affiliates				¥836,157

Other significant non-cash item:
Point program expense	¥134,954	¥7,266	¥—	¥142,220

Total assets	¥4,949,025	¥259,283	¥1,548,467	¥6,756,775

Depreciation and amortization	¥691,851	¥9,295	¥—	¥701,146

Capital expenditures	¥556,829	¥—	¥129,679	¥686,508

	Millions of yen
Year ended March 31, 2011	Mobile phone business	Miscellaneous businesses	Corporate	Consolidated
Operating revenues	¥4,090,659	¥133,614	¥—	¥4,224,273
Operating expenses	3,233,925	145,619	—	3,379,544

Operating income (loss)	¥856,734	¥(12,005)	¥—	¥844,729

Other income (expense)				¥(9,391)

Income before income taxes and equity in net income (losses) of affiliates				¥835,338

Other significant non-cash item:
Point program expense	¥118,576	¥8,271	¥—	¥126,847

Total assets	¥4,843,925	¥286,338	¥1,661,330	¥6,791,593

Depreciation and amortization	¥682,029	¥11,034	¥—	¥693,063

Capital expenditures	¥520,770	¥4,759	¥142,947	¥668,476

Revenues from External Customers for each Similar Product and Service

Revenues from external customers for each similar product and service were as follows:

	Millions of yen
Year ended March 31,	2009	2010	2011
Operating Revenues:
Wireless services	¥3,841,082	¥3,776,909	¥3,746,869
Cellular services revenues	3,661,283	3,499,452	3,407,145
—Voice revenues	2,149,617	1,910,499	1,712,218
Including: FOMA services	1,877,835	1,785,518	1,658,863
—Packet communications revenues	1,511,666	1,588,953	1,694,927
Including: FOMA services	1,449,440	1,558,284	1,679,840
Other revenues	179,799	277,457	339,724
Equipment sales	606,898	507,495	477,404

Total operating revenues	¥4,447,980	¥4,284,404	¥4,224,273